MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Equity Securities [Roll Forward]
Equity securities, beginning balance	$ 1,684
Unrealized loss	(348)	$ 372
Equity securities, ending balance	$ 1,336